UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cadence Investment Management, LLC
           --------------------------------------------------
Address:   800 Third Avenue, 10th Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11621
                       --------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip R. Broenniman
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 330-2235
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Philip R. Broenniman    New York, NY         11/14/07
       ------------------------   -----------------    --------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        18
                                               -------------

Form 13F Information Table Value Total:        $27,885
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number            Name



                                                                        FORM 13F INFORMATION TABLE
    COLUMN 1                  COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE OF                   VALUE       SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                --------       -----       --------    --------  ---  ----  ----------  --------  ----   -----   ----

ARBINET THEXCHANGE INC        COM            03875P100       2,162    360,270  SH            SOLE               360,270   0     0
BEAR STEARNS COS INC          COM            073902108         614      5,000  SH            SOLE                 5,000   0     0
CHESAPEAKE ENERGY CORP        COM            165167107         212      6,000  SH            SOLE                 6,000   0     0
CHESAPEAKE ENERGY CORP        COM            165167107       1,763     50,000  SH   CALL     SOLE                50,000   0     0
DIAMONDS TR                   UNIT SER 1     252787106       9,029     65,000  SH   PUT      SOLE                65,000   0     0
ENTERTAINMENT DIST CO INC     COM            29382J105         320    250,000  SH            SOLE               250,000   0     0
ENZON PHARMACEUTICALS INC     COM            293904108       1,762    200,000  SH            SOLE               200,000   0     0
FOCUS MEDIA HLDG LTD          SPONSORED ADR  34415V109         290      5,000  SH            SOLE                 5,000   0     0
FREMONT GEN CORP              COM            357288109       1,322    338,950  SH            SOLE               338,950   0     0
FREMONT GEN CORP              COM            357288109         798    204,700  SH   CALL     SOLE               204,700   0     0
IMMERSION CORP                COM            452521107         573     35,000  SH            SOLE                35,000   0     0
SPDR TR                       UNIT SER 1     78462F103       2,441     16,000  SH            SOLE                16,000   0     0
SAVIENT PHARMACEUTICALS INC   COM            80517Q100       2,384    163,881  SH            SOLE               163,881   0     0
STREETTRACKS GOLD TR          GOLD SHS       863307104         368      5,000  SH            SOLE                 5,000   0     0
TRM CORP                      COM            872636105         733    814,538  SH            SOLE               814,538   0     0
TRAVELCENTERS OF AMERICA LLC  COM            894174101       1,607     49,300  SH            SOLE                49,300   0     0
WAL MART STORES INC           COM            931142103         655     15,000  SH            SOLE                15,000   0     0
WILLIAMS COS INC DEL          COM            969457100         852     25,000  SH            SOLE                25,000   0     0
